Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - JPY (¥) ¥ in Thousands	Mar. 31, 2025	Sep. 30, 2024
Schedule of Property and Equipment, Net [Line Items]
Total property and equipment, gross	¥ 685	¥ 685
Less: Accumulated depreciation	(422)	(324)
Total property and equipment, net	263	361
Computers [Member]
Schedule of Property and Equipment, Net [Line Items]
Total property and equipment, gross	366	366
Furniture and fixtures [Member]
Schedule of Property and Equipment, Net [Line Items]
Total property and equipment, gross	¥ 319	¥ 319